Operating expenses (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Infrastructure costs
Property and equipment		£ 1,360	£ 1,366	£ 1,180
Depreciation of property, plant and equipment		418	446	492
Operating lease rentals		329	342	561
Amortisation of intangible assets		834	715	670
Impairment of property, equipment and intangible assets		9	80	95
Total Infrastructure costs		2,950	2,949	2,998
Administration and general costs
Consultancy, legal and professional fees	[1]	729	1,064	782
Subscriptions, publications, stationery and communications		635	630	644
Marketing, advertising and sponsorship		495	433	435
Travel and accommodation		153	150	136
UK Bank levy		269	365	410
Other administration and general expenses	[1]	176	98	147
Total administration and general expenses	[2]	2,457	2,740	2,554
Staff costs		8,629	8,560	9,423
Litigation and conduct	[2]	2,207	1,207	1,363
Operating expenses		£ 16,243	£ 15,456	£ 16,338

[1]	The presentation of other costs has been amended to include litigation and conduct as a separate line item. The prior year comparatives within other cost categories have been adjusted accordingl y.
[2]

The presentation of administration and general expenses has been amended to include provisions for litigation and conduct as a separate line item. The prior year comparatives within administration and general expenses categories have been adjusted accordingly.